Financial Highlights (Detail) - Schedule of condensed financial information for an accumulation unit of the account (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Per Accumulation Unit data:
Rental income	$ 16.345		$ 17.224		$ 19.516		$ 22.649		$ 18.794
Real estate property level expenses and taxes	$ 9.059		$ 8.640		$ 9.987		$ 11.193		$ 9.190
Real estate income, net	$ 7.286		$ 8.584		$ 9.529		$ 11.456		$ 9.604
Other income	$ 2.178		$ 2.143		$ 2.214		$ 2.778		$ 3.808
Total income	$ 9.464		$ 10.727		$ 11.743		$ 14.234		$ 13.412
Expense charges(1)	$ 2.562	[1]	$ 2.390	[1]	$ 2.167	[1]	$ 2.280	[1]	$ 2.937	[1]
Investment income, net	$ 6.902		$ 8.337		$ 9.576		$ 11.954		$ 10.475
Net realized and unrealized gain (loss) on investments and mortgage loans payable	$ 18.013		$ 20.144		$ 16.143		$ (85.848)		$ (54.541)
Net increase (decrease) in Accumulation Unit Value	$ 24.915		$ 28.481		$ 25.719		$ (73.894)		$ (44.066)
Accumulation Unit Value:
Beginning of period	$ 247.654		$ 219.173		$ 193.454		$ 267.348		$ 311.414
End of period	$ 272.569		$ 247.654		$ 219.173		$ 193.454		$ 267.348
Total return	10.06%		12.99%		13.29%		(27.64%)		(14.15%)
Ratios to Average net Assets:
Expenses(1)	0.95%	[1]	0.98%	[1]	1.09%	[1]	1.01%	[1]	0.95%	[1]
Investment income, net	2.55%		3.42%		4.84%		5.29%		3.38%
Portfolio turnover rate:
Real estate properties(2)	10.22%	[2]	3.01%	[2]	1.01%	[2]	0.75%	[2]	0.64%	[2]
Marketable securities(3)	21.92%	[3]	3.43%	[3]	19.18%	[3]	0.00%	[3]	25.67%	[3]
Accumulation Units outstanding at end of period (in millions) (in Shares)	53.3		53.4		48.1		39.5		41.5
Net assets end of period (in millions) (in Dollars)	$ 14,861.1		$ 13,527.2		$ 10,803.1		$ 7,879.9		$ 11,508.9

[1]	Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the year ended December 31, 2012 would be $11.621 ($11.026, $12.154, $13.473 and $12.127 for the years ended December 31, 2011, 2010, 2009 and 2008, respectively), and the Ratio of Expenses to average net assets for the year ended December 31, 2012 would be 4.29% (4.52%, 6.14%, 5.96% and 3.91% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively).
[2]	Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.
[3]	Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.